Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Defender Risk Adaptive 500 ETF
Shareholder Report [Line Items]
Fund Name	Defender Risk Adaptive 500 ETF
Class Name	Defender Risk Adaptive 500 ETF
Trading Symbol	SPDF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defender Risk Adaptive 500 ETF for the period of April 14, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tamariskcapital.com/SPDF. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://tamariskcapital.com/SPDF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defender Risk Adaptive 500 ETF	$14	0.63%
[1],[2]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.63%	[2]
Net Assets	$ 19,304,470
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$19,304,470
Number of Holdings	1
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Security Type	(%)
Exchange Traded Funds	99.6%
Cash & Other	0.4%

Top 10 Issuers	(%)
State Street SPDR Portfolio S&P 500 ETF	99.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://tamariskcapital.com/SPDF

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from April 14, 2026 through June 30, 2026. Expenses would be higher if the Fund had been in operation for the full year.